Work in Progress - Digesters - Schedule of Work in Progress Digesters (Details) - Zeecol Limited [Member] - USD ($)	Mar. 31, 2016	Mar. 31, 2015
Work in progress- Digesters	$ 65,882	$ 47,244
Total work in progress - digesters	$ 65,882	$ 47,244